GOODWILL AND INTANGIBLE ASSETS - Summary of Goowill (Details) $ in Millions	12 Months Ended
Sep. 27, 2019 USD ($)
Goodwill [Roll Forward]
Balance at September 28, 2018	$ 243.6
Business combination	47.2
Balance at September 27, 2019	290.8
Medical
Goodwill [Roll Forward]
Balance at September 28, 2018	147.0
Business combination	26.0
Balance at September 27, 2019	173.0
Industrial
Goodwill [Roll Forward]
Balance at September 28, 2018	96.6
Business combination	21.2
Balance at September 27, 2019	$ 117.8